UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 66.1%
Communication Services - 4.2%
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	$535,000	$669,154
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,651,000	1,833,207
Walt Disney Co.
7.280%, 06/30/2028	1,916,000	2,579,623
		5,081,984
Consumer Discretionary - 5.0%
Daimler Finance North America LLC
2.292% (3 Month LIBOR USD + 0.390%), 05/04/2020 (a)^	650,000	650,469
General Motors Financial Co., Inc.
3.200%, 07/13/2020	2,500,000	2,511,678
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,950,000	2,005,341
Service Corp. International
7.500%, 04/01/2027	775,000	947,707
		6,115,195
Consumer Staples - 1.0%
HJ Heinz Co.
6.375%, 07/15/2028	1,000,000	1,194,778

Energy - 8.8%
Antero Resources Corp.
5.375%, 11/01/2021	3,781,000	3,607,102
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	250,000	265,290
Kinder Morgan, Inc.
5.300%, 12/01/2034	1,794,000	2,116,530
Marathon Oil Corp.
6.800%, 03/15/2032	900,000	1,144,275
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	650,522
Valero Energy Partners
4.375%, 12/15/2026	2,682,000	2,924,873
		10,708,592
Financials # - 30.3%
Affiliated Managers Group
3.500%, 08/01/2025	445,000	465,536
Ally Financial, Inc.
5.125%, 09/30/2024	1,500,000	1,657,313
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,071,733
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	1,000,000	1,178,800

Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,080,268
3.004% (3 Month LIBOR USD + 1.100%), 05/17/2024 ^	1,000,000	1,013,768
Corporate Office Properties LP
3.700%, 06/15/2021	1,448,000	1,472,287
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	1,041,481
3.800%, 06/09/2023	827,000	866,417
Deutsche Bank
2.700%, 07/13/2020	3,000,000	3,002,442
2.971% (3 Month LIBOR USD + 0.970%), 07/13/2020 ^	1,500,000	1,501,410
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	3,105,000	3,205,958
3.810%, 01/09/2024	1,190,000	1,208,930
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,672,143
2.942% (3 Month LIBOR USD + 1.050%), 06/05/2023 ^	2,187,000	2,210,515
3.514% (3 Month LIBOR USD + 1.600%), 11/29/2023 ^	1,250,000	1,295,554
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	250,031
Manufacturers & Traders Trust Co.
2.547% (3 Month LIBOR USD + 0.640%), 12/01/2021 ^	2,303,000	2,304,395
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	205,912
Morgan Stanley
5.500%, 01/26/2020	475,000	476,017
5.500%, 07/24/2020	1,000,000	1,020,290
2.883% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	900,000	908,698
3.124% (3 Month LIBOR USD + 1.220%), 05/08/2024 ^	3,467,000	3,530,670
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	520,642
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	619,129
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	677,060
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,528,914
3.157% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	827,000	842,110
		36,828,423
Health Care - 2.6%
CVS Health Corp.
2.125%, 06/01/2021	1,975,000	1,978,878
Teva Pharmaceutical Finance
2.250%, 03/18/2020	1,150,000	1,152,047
		3,130,925
Industrials - 6.7%
3M Co.
6.375%, 02/15/2028	1,500,000	1,908,656
General Electric Co.
3.001% (3 Month LIBOR USD + 1.000%), 04/15/2023 ^	3,330,000	3,332,733
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,792,000	1,799,060
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,021,886
		8,062,335

Information Technology - 2.9%
FLIR Systems, Inc.
3.125%, 06/15/2021	800,000	806,687
Juniper Networks, Inc.
4.500%, 03/15/2024	2,500,000	2,707,578
		3,514,265
Materials - 2.2%
Ball Corp.
5.000%, 03/15/2022	1,355,000	1,435,325
Dow Chemical Co.
3.000%, 11/15/2022	1,250,000	1,278,941
		2,714,266
Real Estate - 1.2%
Weyerhaeuser Co. - REIT
7.950%, 03/15/2025	1,183,000	1,454,156

Utilities - 1.2%
PSEG Power LLC
4.150%, 09/15/2021	1,379,000	1,421,683
Total Corporate Bonds
(Cost $78,655,336)		80,226,602

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.9%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, #S50007 (b)	597,231	85,936
Series 4488, Class BD
3.000%, 05/15/2033	386,287	392,869
Series 4676, Class VD
4.000%, 08/15/2037	2,250,000	2,358,329
Series 4759, Class NM
3.000%, 09/15/2045	1,000,000	1,012,004
Series 4849, Class JV
4.500%, 06/15/2037	2,498,366	2,662,485
Series 4922, Class GL
3.000%, 10/25/2049	1,406,000	1,364,325
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	154,052	154,020
3.000%, 10/01/2032, #D99625	94,057	96,992
4.000%, 10/01/2040, #G06061	173,671	186,442
4.000%, 08/01/2042, #Q10153	194,932	208,807
4.000%, 01/01/2049, #T65519	1,049,428	1,076,543
Federal National Mortgage Association
Series 2008-6, Class BF
2.292% (1 Month LIBOR USD + 0.500%), 02/25/2038 ^	911,398	909,939
Series 2011-144, Class FW
2.242% (1 Month LIBOR USD + 0.450%), 10/25/2040 ^	396,402	396,456
Series 2013-130, Class CA
2.500%, 06/25/2043	356,296	363,976

Series 2013-130, Class CD
3.000%, 06/25/2043	647,812	664,604
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	219,277	247,342
4.500%, 06/01/2034, #MA1976	161,639	174,004
4.000%, 04/01/2038, #MA3337	196,754	207,367
4.500%, 04/01/2039, #930922	155,309	168,582
4.000%, 03/01/2045, #AY6502	199,065	209,149
4.500%, 06/01/2048, #CA1952	257,950	272,602
Government National Mortgage Association
Series 2012-109, Class AB
1.388%, 09/16/2044	55,667	54,799
Series 2013-145, Class AG
3.732%, 09/16/2044 (c)	379,597	399,001
Series 2017-99, Class DB
3.000%, 03/20/2046	500,000	517,586
Series 2018-52, Class AE
2.750%, 05/16/2051	264,114	265,453
Series 2018-142, Class AH
2.500%, 01/16/2052	1,197,318	1,201,028
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $15,455,107)		15,650,640

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	532,042
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/17/2045	350,000	361,037
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	22,020	22,016
Flagstar Mortgage Trust
Series 2017-1, Class 1A5
3.500%, 03/25/2047 (a)(c)	698,970	715,140
FREMF Mortgage Trust
Series 2014-K37, Class B
4.559%, 01/25/2047 (a)(c)	1,000,000	1,078,274
Greenpoint Mortgage
Series 2003-1, Class A1
4.695%, 10/25/2033 (c)	92,249	93,590
GS Mortgage Securities Trust
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	531,761
Sequoia Mortgage Trust
Series 2013-10, Class A1
3.500%, 08/25/2043 (a)(c)	1,686,906	1,720,079
Series 2013-11, Class A1
3.500%, 09/25/2043 (a)(c)	716,956	730,778
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.503%, 08/15/2039 (c)	93	93

UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049	500,000	510,240
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4
2.931%, 07/17/2048	1,000,000	1,027,878
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	1,027,234
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	1,071,759
Total Commercial Mortgage-Backed Securities
(Cost $9,270,915)		9,421,921

MUNICIPAL BONDS - 7.3%
Carol Stream, Illinois Park District
6.100%, 11/01/2032 - AGM Insured	500,000	513,570
Chicago, Illinois Board of Education
Series A
4.000%, 12/01/2020	1,000,000	1,018,500
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	521,855
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,126
Illinois Sports Facilities Authority
5.000%, 06/15/2029	250,000	302,467
5.000%, 06/15/2029 - BAM Insured	250,000	306,243
5.000%, 06/15/2030 - BAM Insured	125,000	152,255
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	230,000	246,174
Madison & Jersey Counties Illinois United School District #11
5.625%, 12/01/2026	250,000	261,820
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	261,802
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - FHLMC, FNMA, GNMA Insured	190,000	201,738
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
1.750%, 11/01/2039 - AGM Insured (d)	4,470,000	4,470,000
Rosemont, Illinois General Obligation Fund
5.375%, 12/01/2023 - BAM Insured	470,000	518,777
Total Municipal Bonds
(Cost $8,855,084)		8,925,327

U.S. TREASURY SECURITIES - 3.6%
U.S. Treasury Bonds
3.500%, 02/15/2039	2,000,000	2,401,836
2.500%, 02/15/2045	1,500,000	1,534,746
0.000%, 02/15/2046 (e)	850,000	453,779
Total U.S. Treasury Securities
(Cost $4,481,599)		4,390,361

INVESTMENT COMPANY - 1.2%	Shares
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,315,512)	96,254	1,405,309

MONEY MARKET FUND - 0.6%
First American Government Obligations Fund - Class Z, 1.47% (f)
Total Money Market Fund
(Cost $783,951)	783,951	783,951

Total Investments - 99.5%
(Cost $118,817,504)		120,804,111
Other Assets and Liabilities, Net - 0.5%		623,616
Total Net Assets - 100.0%		$121,427,727

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of December 31, 2019, the value of these investments were $9,499,707, or 7.8% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of December 31, 2019.
#
As of December 31, 2019, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

(b)	Interest only security.
(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)
Adjustable rate security.  The rate is determined by a remarketing agreement whereby an issuer contracts with a securities dealer to serve as the remarketing agent.  The remarketing agent is responsible for determining the interest rate the issuer pays on the bond until the next reset date.

(e)	Principal only security.
(f)	The rate shown is the annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

AGM - Assured Guaranty
BAM - Build America Mutual Assurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
NATL - National Public Finance Guarantee Corporation
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$80,226,602	$-	$80,226,602
U.S. Government Agency Mortgage-Backed Securities	-	15,650,640	-	15,650,640
Commercial Mortgage-Backed Securities	-	9,421,921	-	9,421,921
Municipal Bonds	-	8,925,327	-	8,925,327
U.S. Treasury Securities	-	4,390,361	-	4,390,361
Investment Company	1,405,309	-	-	1,405,309
Money Market Fund	783,951	-	-	783,951
Total Investments	$2,189,260	$118,614,851	$-	$120,804,111

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 2.8%
Alphabet, Inc. - Class C *	929	$1,242,092

Consumer Discretionary - 11.2%
Advance Auto Parts, Inc.	963	154,234
Amazon.com, Inc. *	577	1,066,204
Aptiv plc	3,484	330,875
Genuine Parts Co.	1,863	197,906
Home Depot, Inc.	6,395	1,396,540
McDonald's Corp.	960	189,706
Nordstrom, Inc.	8,870	363,049
O'Reilly Automotive, Inc. *	2,064	904,569
PVH Corp.	1,458	153,309
Tractor Supply Co.	1,879	175,574
		4,931,966
Consumer Staples - 11.6%
Coca-Cola Co.	9,120	504,792
Colgate-Palmolive Co.	15,280	1,051,875
Kimberly-Clark Corp.	2,706	372,210
Mondelez International, Inc.	20,844	1,148,088
PepsiCo, Inc.	2,452	335,115
Philip Morris International, Inc.	12,794	1,088,642
Walgreens Boots Alliance, Inc.	2,491	146,869
Walmart, Inc.	3,820	453,969
		5,101,560
Financials - 9.3%
Aon plc	2,322	483,649
Bank of America Corp.	29,245	1,030,009
Berkshire Hathaway, Inc. - Class B *	731	165,571
CME Group, Inc.	861	172,820
Goldman Sachs Group, Inc.	862	198,200
Moody's Corp.	1,682	399,324
S&P Global, Inc.	2,302	628,561
W.R. Berkley Corp.	2,056	142,069
Wells Fargo & Co.	12,802	688,748
Willis Towers Watson plc	914	184,573
		4,093,524
Health Care - 14.0%
AbbVie, Inc.	9,021	798,719
Alexion Pharmaceuticals, Inc. *	1,326	143,407
Anthem, Inc.	3,622	1,093,953
Danaher Corp.	4,823	740,234
IDEXX Laboratories, Inc. *	733	191,408
Laboratory Corporation of America Holdings *	6,401	1,082,857
PerkinElmer, Inc.	3,305	320,916
Quest Diagnostics, Inc.	6,600	704,814
Zimmer Biomet Holdings, Inc.	4,327	647,665
Zoetis, Inc.	3,550	469,843
		6,193,816

Industrials - 13.3%
3M Co.	5,419	956,020
Allegion plc	1,580	196,773
AMETEK, Inc.	9,533	950,822
CSX Corp.	2,285	165,343
IDEX Corp.	950	163,400
Republic Services, Inc.	1,826	163,664
Teledyne Technologies, Inc. *	654	226,637
Union Pacific Corp.	7,211	1,303,677
United Technologies Corp.	3,705	554,861
Verisk Analytics, Inc.	2,079	310,478
W.W. Grainger, Inc.	970	328,364
Waste Management, Inc.	4,575	521,367
		5,841,406
Information Technology # - 25.4%
Apple, Inc.	5,635	1,654,718
Broadcom, Inc.	840	265,457
KLA Corp.	2,490	443,643
Lam Research Corp.	4,181	1,222,524
MasterCard, Inc. - Class A	2,963	884,722
Microsoft Corp.	20,437	3,222,915
Paychex, Inc.	4,992	424,620
QUALCOMM, Inc.	5,469	482,530
Texas Instruments, Inc.	9,849	1,263,528
Visa, Inc. - Class A	6,988	1,313,045
		11,177,702
Materials - 4.6%
Air Products & Chemicals, Inc.	4,061	954,294
Martin Marietta Materials, Inc.	865	241,889
PPG Industries, Inc.	6,280	838,317
		2,034,500
Real Estate - 3.6%
Prologis, Inc. - REIT	4,082	363,869
Realty Income Corp. - REIT	7,790	573,578
VEREIT, Inc. - REIT	69,024	637,782
		1,575,229
Utilities - 2.6%
American Electric Power Co., Inc.	2,087	197,242
Duke Energy Corp.	3,198	291,690
NextEra Energy, Inc.	1,776	430,076
Southern Co.	3,619	230,530
		1,149,538
Total Common Stocks
(Cost $35,231,489)		43,341,333

MONEY MARKET FUND - 1.4%
First American Government Obligations Fund - Class Z, 1.47% ^
Total Money Market Fund
(Cost $623,936)	623,936	623,936

Total Investments - 99.8%
(Cost $35,855,425)		43,965,269
Other Assets and Liabilities, Net - 0.2%		93,253
Total Net Assets - 100.0%		$44,058,522

* Non-income producing security.
REIT - Real Estate Investment Trust
# As of December 31, 2019, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^ The rate shown is the annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,341,333	$-	$-	$43,341,333
Money Market Fund	623,936	-	-	623,936
Total Investments	$43,965,269	$-	$-	$43,965,269

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.4%
Australia - 2.3%
ARB Corp., Ltd. (a)	6,168	$81,293
carsales.com Ltd. (a)	4,136	48,233
Orica Ltd. (a)	5,195	80,109
Sydney Airport (a)	15,435	93,779
		303,414
Belgium - 2.1%
Elia System Operator SA/NV	3,143	278,868

Brazil - 0.9%
Embraer SA (a)	25,389	124,932

Canada - 9.5%
Artis - REIT	8,515	78,032
Canadian Western Bank	7,089	174,093
Choice Properties - REIT	24,556	263,042
CI Financial Corp.	3,534	59,084
First Capital Real Estate Investment Trust	15,895	253,013
Gildan Activewear, Inc.	7,458	220,486
Teck Resources Ltd. - Class B	2,486	43,113
WSP Global, Inc.	2,596	177,265
		1,268,128
Chile - 3.1%
Banco de Credito e Inversiones	1,504	68,205
Empresas CMPC SA (a)	68,147	167,022
S.A.C.I. Falabella (a)	41,082	177,058
		412,285
China - 3.5%
Country Garden Services Holdings Co., Ltd. (a)	10,284	34,624
Shenzhou International Group Holdings Ltd. (a)	11,827	172,853
Sinopharm Group Co., Ltd. - Class H (a)	38,614	140,898
WuXi Biologics, Inc. (a)*	9,908	125,489
		473,864
Denmark - 2.4%
Danske Bank A/S (a)	16,871	272,944
Novozymes A/S - Class B (a)	930	45,521
		318,465
Finland - 1.6%
Stora Enso OYJ (a)	14,363	208,994

France - 3.7%
Alten SA (a)	1,415	178,919
ICADE - REIT (a)	2,892	314,903
		493,822

Hong Kong - 2.3%
Cafe de Coral Holdings Ltd. (a)	46,659	110,523
China Resources Beer Holdings Co., Ltd. (a)	26,332	145,658
NWS Holdings, Ltd. (a)	40,982	57,439
		313,620
Italy - 1.0%
Saipem SpA (a)*	26,762	130,886

Japan - 14.0%
Aisin Seiki Co., Ltd. (a)	1,507	55,819
Alfresa Holdings Corp. (a)	5,856	118,965
Aozora Bank Ltd. (a)	3,173	83,827
Chugoku Electric Power Co., Inc. (a)	11,202	147,252
IBJ Leasing Co., Ltd. (a)	8,514	266,099
MEITEC Corp. (a)	588	33,037
Musashino Bank, Ltd. (a)	4,125	70,701
Nakayama Steel Works Ltd. (a)	10,109	50,425
NHK Spring Co., Ltd. (a)	10,557	95,545
Ryoden Corp. (a)	2,964	44,922
Suzuken Co., Ltd. (a)	2,186	89,097
Tokyo Century Corp. (a)	1,871	99,619
Tokyo Seimitsu Co., Ltd. (a)	3,277	127,238
Tokyu Fudosan Holdings Corp. (a)	38,324	264,639
Toyo Seikan Group Holdings Ltd. (a)	7,877	135,596
TPR Co., Ltd. (a)	5,221	102,529
Yamaguchi Financial Group, Inc. (a)	14,320	96,846
		1,882,156
Malaysia - 0.5%
Genting Plantations Berhad (a)	13,839	35,844
PPB Group BHD (a)	7,450	34,332
		70,176
Mexico - 1.8%
Promotora y Operadora de Infraestructura SAB de CV	23,499	240,514

Netherlands - 1.8%
IMCD NV (a)	2,820	246,912

New Zealand - 3.0%
Auckland International Airport Ltd. (a)	34,713	204,612
SKYCITY Entertainment Group Ltd. (a)	71,555	191,352
		395,964
Norway - 0.7%
TGS NOPEC Geophysical Co. ASA (a)	3,303	100,491

Philippines - 2.6%
International Container Terminal Services, Inc. (a)	101,285	256,691
SM Investments Corp. (a)	4,569	94,022
		350,713

Singapore - 4.2%
SATS Ltd. (a)	56,499	212,669
Singapore Press Holdings Ltd. (a)	40,934	66,309
UOL Group Ltd. (a)	44,892	277,837
		556,815
South Africa - 4.3%
AVI Ltd. (a)	6,877	43,706
Famous Brands Ltd. (a)	9,739	54,165
Massmart Holdings Ltd. (a)	19,821	72,680
Rand Merchant Investment Holdings Ltd.	84,554	186,180
Remgro Ltd. (a)	15,963	222,593
		579,324
South Korea - 5.0%
Chong Kun Dang Pharmaceutical Corp. (a)	455	37,994
Hanmi Pharmaceutical Co., Ltd. (a)	634	162,170
Industrial Bank of Korea (a)	15,589	158,904
POSCO ICT Co., Ltd. (a)	35,657	162,714
Young Poong Corp.	258	143,897
		665,679
Spain - 1.2%
Red Electrica Corp. SA (a)	8,248	166,196

Sweden - 6.1%
Boliden AB (a)	7,283	193,427
Indutrade AB (a)	1,207	43,161
Kinnevik AB - Class B (a)	8,012	196,334
Pandox AB	9,660	218,647
Svenska Cellulosa AB SCA (a)	16,312	165,414
		816,983
Switzerland - 6.6%
ALSO Holding AG - REG D (a)	1,753	295,121
Baloise Holding AG - REG D (a)	1,129	204,332
Banque Cantonale Vaudoise - REG D	246	200,806
Straumann Holding AG (a)	189	185,396
		885,655
United Kingdom - 11.2%
Bellway plc (a)	4,045	204,163
Bunzl plc (a)	1,885	51,556
Halma plc (a)	8,542	239,200
HomeServe plc	15,580	260,857
Rightmove plc (a)	33,318	279,578
Spirax-Sarco Engineering plc (a)	2,545	299,583
SSP Group plc (a)	19,035	163,881
		1,498,818
Total Common Stocks
(Cost $12,353,474)		12,783,674

PREFERRED STOCK - 0.7%
Brazil - 0.7%
Companhia de Transmissao de Energia Eletrica Paulista (a)
Total Preferred Stock
(Cost $107,735)	15,505	87,190

MONEY MARKET FUND - 3.7%
First American Government Obligations Fund - Class Z, 1.47% ^
Total Money Market Fund
(Cost $502,063)	502,063	502,063

Total Investments - 99.8%
(Cost $12,963,272)		13,372,927
Other Assets and Liabilities, Net - 0.2%		27,758
Total Net Assets - 100.0%		$13,400,685

(a) This security is categorized as a Level 2 security in the fair value hierarchy.
* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of December 31, 2019.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
REG D - Regulation D allows capital to be raised through the sale of equity or debt securities without the need to register those securities with the Securities and Exchange Commission.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

At December 31, 2019, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Industrials	18.2%
Financials	17.6%
Consumer Discretionary	13.8%
Real Estate	10.8%
Materials	9.2%
Information Technology	7.8%
Health Care	6.4%
Utilities	5.1%
Communication Services	3.0%
Consumer Staples	2.5%
Energy	1.7%
Other Assets and Liabilities, Net	3.9%
Total	100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,866,102	$9,917,572	$-	$12,783,674
Preferred Stock	-	87,190	-	87,190
Money Market Fund	502,063	-	-	502,063
Total Investments	$3,368,165	$10,004,762	$-	$13,372,927

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 6.1%
Alphabet, Inc. - Class C *	1,333	$1,782,247
Comcast Corp. - Class A	29,776	1,339,027
		3,121,274
Consumer Discretionary - 7.1%
Booking Holdings, Inc. *	492	1,010,435
BorgWarner, Inc.	33,160	1,438,481
Expedia Group, Inc.	3,630	392,548
Hasbro, Inc.	7,609	803,587
		3,645,051
Consumer Staples - 5.2%
Anheuser-Busch InBev SA/NV - ADR	11,932	978,901
Philip Morris International, Inc.	19,506	1,659,766
		2,638,667
Energy - 11.2%
Chevron Corp.	9,930	1,196,664
National Oilwell Varco, Inc.	50,405	1,262,645
Royal Dutch Shell - Class A - ADR	29,579	1,744,570
Schlumberger Ltd.	37,346	1,501,309
		5,705,188
Financials # - 28.4%
American Express Co.	14,747	1,835,854
Ameriprise Financial, Inc.	4,972	828,236
Bank of America Corp.	49,497	1,743,284
Berkshire Hathaway, Inc. - Class B *	4,571	1,035,332
Chubb Ltd.	9,000	1,400,940
Citigroup, Inc.	21,780	1,740,004
Discover Financial Services	16,665	1,413,525
MetLife, Inc.	27,454	1,399,330
PNC Financial Services Group, Inc.	9,895	1,579,539
Prudential Financial, Inc.	16,219	1,520,369
		14,496,413
Health Care - 19.6%
AbbVie, Inc.	18,546	1,642,063
Biogen, Inc. *	5,435	1,612,727
Boston Scientific Corp. *	11,117	502,711
CVS Health Corp.	22,454	1,668,108
McKesson Corp.	8,018	1,109,050
Merck & Co., Inc.	17,980	1,635,281
UnitedHealth Group, Inc.	6,286	1,847,958
		10,017,898

Industrials - 12.0%
Cummins, Inc.	7,342	1,313,924
General Electric Co.	128,365	1,432,554
Lockheed Martin Corp.	3,289	1,280,671
PACCAR, Inc.	17,409	1,377,052
Wabtec Corp.	9,435	734,043
		6,138,244
Information Technology - 6.7%
Apple, Inc.	1,756	515,649
Intel Corp.	20,517	1,227,943
Oracle Corp.	31,736	1,681,373
		3,424,965
Utilities - 1.9%
Public Service Enterprise Group, Inc.	16,001	944,859
Total Common Stocks
(Cost $43,699,518)		50,132,559

MONEY MARKET FUND - 1.5%
First American Government Obligations Fund - Class Z, 1.47% ^
Total Money Market Fund
(Cost $782,444)	782,444	782,444

Total Investments - 99.7%
(Cost $44,481,962)		50,915,003
Other Assets and Liabilities, Net - 0.3%		148,466
Total Net Assets - 100.0%		$51,063,469

* Non-income producing security.
# As of December 31, 2019, the Fund had a significant portion of its assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

^ The rate shown is the annualized seven-day effective yield as of December 31, 2019.
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,132,559	$-	$-	$50,132,559
Money Market Fund	782,444	-	-	782,444
Total Investments	$50,915,003	$-	$-	$50,915,003

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 5.1%
Cars.com, Inc. *	56,435	$689,636
TripAdvisor, Inc.	99,229	3,014,577
		3,704,213
Consumer Discretionary - 13.6%
Adtalem Global Education, Inc. *	43,387	1,517,243
Despegar.com, Corp. *+	81,992	1,105,252
Gildan Activewear, Inc.	88,969	2,627,255
Mattel, Inc. *+	56,819	769,897
Nordstrom, Inc.	39,016	1,596,925
Shutterstock, Inc. *	17,341	743,582
Urban Outfitters, Inc. *	52,945	1,470,283
		9,830,437
Consumer Staples - 4.9%
e.l.f. Beauty, Inc. *	45,601	735,544
Hain Celestial Group, Inc. *	49,453	1,283,553
Spectrum Brands Holdings, Inc.	23,936	1,538,845
		3,557,942
Energy - 1.5%
Dril-Quip, Inc. *	23,690	1,111,298

Financials - 21.7%
Axis Capital Holdings Ltd.	36,945	2,196,011
Bank OZK	47,079	1,436,145
First American Financial Corp.	18,418	1,074,138
Horace Mann Educators Corp.	25,324	1,105,646
Investors Bancorp, Inc.	247,575	2,949,856
Jefferies Financial Group, Inc.	80,813	1,726,974
PRA Group, Inc. *	78,746	2,858,480
Pzena Investment Management, Inc. - Class A	78,551	677,109
Trupanion, Inc. *+	44,924	1,682,853
		15,707,212
Health Care - 6.3%
Dentsply Sirona, Inc.	16,571	937,753
Luminex Corp.	67,271	1,557,996
Patterson Companies, Inc.	101,121	2,070,958
		4,566,707
Industrials # - 30.2%
Acuity Brands, Inc.	21,468	2,962,584
Crane Co.	34,837	3,009,220
EnerSys	29,540	2,210,478
KAR Auction Services, Inc.	68,563	1,493,988
Kirby Corp. *	13,166	1,178,752
Mistras Group, Inc. *	84,400	1,204,388
MSC Industrial Direct Co., Inc. - Class A	29,338	2,302,153
Sensata Technologies Holding plc *	27,438	1,478,085
Standex International Corp.	14,598	1,158,351
UniFirst Corp.	5,404	1,091,500
Valmont Industries, Inc.	7,501	1,123,500
WESCO International, Inc. *	45,359	2,693,871
		21,906,870

Information Technology - 8.1%
Avnet, Inc.	40,998	1,739,955
LogMeIn, Inc.	17,224	1,476,786
SS&C Technologies Holdings, Inc.	19,053	1,169,854
ViaSat, Inc. *	20,359	1,490,177
		5,876,772
Materials - 2.8%
Intrepid Potash, Inc. *	331,843	899,294
NewMarket Corp.	2,311	1,124,348
		2,023,642
Real Estate - 3.4%
Jones Lang LaSalle, Inc.	14,237	2,478,519
Total Common Stocks
(Cost $66,330,106)		70,763,612

MONEY MARKET FUND - 6.8%
First American Government Obligations Fund - Class Z, 1.47% ^
Total Money Market Fund
(Cost $4,942,254)	4,942,254	4,942,254

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
First American Government Obligations Fund - Class Z, 1.47% ^
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,775,275)	2,775,275	2,775,275

Total Investments - 108.2%
(Cost $74,047,635)		78,481,141
Other Assets & Liabilities, Net - (8.2)%		(5,935,806)
Total Net Assets - 100.0%		$72,545,335

*	Non-income producing security.
+	All or a portion of this security was out on loan at December 31, 2019. Total loaned securities had a market value of $2,741,893 at December 31, 2019.
#
As of December 31, 2019, the Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

^	The rate shown is the annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,763,612	$-	$-	$70,763,612
Money Market Fund	4,942,254	-	-	4,942,254
Investment Purchased with
Proceeds from Securities Lending	2,775,275	-	-	2,775,275
Total Investments	$78,481,141	$-	$-	$78,481,141

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date   February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date   February 26, 2020

By (Signature and Title) * /s/ Benjamin J. Eirich
                                            Benjamin J. Eirich, Treasurer

Date   February 26, 2020

* Print the name and title of each signing officer under his or her signature.